Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Per Share

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Net income (loss) attributable to Telesat Corporation Shares	$(165,782)	$20,996	$(211,277)	$5,458
Effect of diluted securities	—	1,860	—	420
Diluted net income (loss) attributable to Telesat Corporation Shares	$(165,782)	$22,856	$(211,277)	$5,878

Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Basic total weighted average number of Telesat Corporation Shares outstanding	15,219,358	14,684,485	14,915,651	14,503,290
Effect of diluted securities
Stock options	—	341,237	—	352,789
RSUs	—	774,036	—	775,331
DSUs	—	205,344	—	202,875
PSUs	—	557,338	—	493,871
Diluted total weighted average number of Telesat Corporation Shares outstanding	15,219,358	16,562,440	14,915,651	16,328,156